Submission	Feb. 10, 2025
Submission [Line Items]
Central Index Key	0001579877
Registrant Name	OUTFRONT Media Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES